Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes To Financial Statements [Abstract]
Accrued Expenses

Accrued expenses consist of the following:

	September 30,	December 31,
	2017	2016

Accrued executive severance	$100,000	$100,000
Accrued board of director's fees	95,000	16,000
Accrued audit and tax preparation	83,095	100,000
Accrued outside services	53,912	31,533
Deferred rent	44,594	41,341
Accrued clinical expenses	23,650	13,650
Deferred revenue	21,060	18,810
Accrued travel and entertainment	20,000	—
Accrued legal professional fees	13,609	45,000
Accrued other	4,815	8,754
Total Accrued expenses	$459,735	$375,088

Accrued expenses consist of the following at December 31, 2016 and 2015:

	2016	2015

Accrued executive severance	$100,000	$100,000
Accrued audit and tax preparation	100,000	93,500
Accrued legal professional fees	45,000	76,500
Deferred rent	41,341	—
Accrued outside services	31,533	58,813
Deferred revenue	18,810	—
Accrued board of director's fees	16,000	—
Accrued clinical study expenses	13,650	22,777
Accrued other	8,754	7,784
	$375,088	$359,374

On November 6, 2012, the Company entered into a Severance and Advisory Agreement (the “Severance Agreement”) with Christopher M. Cashman in connection with his resignation as President and Chief Executive Officer, and a director of the Company. Pursuant to the Severance Agreement, Mr. Cashman will receive, as severance along with other non-cash items, six months of his base salary payable over the following six month period and bonus payments of $100,000 upon each of four bonus payment events tied to the Company’s clinical trial plan for the dermaPACE device, or December 31, 2016, whichever occurs first. The Company achieved three of the four bonus payment events in 2014 and paid $300,000 in accrued executive severance during the year ended December 31, 2014. The accrued executive severance at December 31, 2016 and 2015 represents the unpaid portion of the bonus payments.